Transmission Rights (Tables)	12 Months Ended
Dec. 31, 2024
Transmission Rights
Schedule of transmission rights and programming

	2024		2023
Transmission rights	Ps.	1,024,985	Ps.	2,366,784
Non-current portion of:
Transmission rights		74,234		641,154
Current portion of transmission rights	Ps.	950,751	Ps.	1,725,630